Insurance services - Summary of Bank's Gross Premiums or Assessments and Interest Expense Recognised (Detail) ₨ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	₨ 369,852.0	₨ 482,963.3	$ 5,653.3
Interest expense	82,760.2	121,493.8	$ 1,422.1
Non Par Protection [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	120,828.1	34,038.8
Interest expense	8,357.9	6,225.7
Non Par Riders [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	0.0	185.9
Interest expense	4.4	18.5
Non Par Savings [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	23,560.0	167,044.3
Interest expense	25,621.0	43,233.8
Non Par Pension [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	1,020.9	2,270.0
Interest expense	704.0	870.2
Individual Annuity [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	39,984.9	53,613.4
Interest expense	12,926.3	20,632.5
Individual Health [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	419.0	470.1
Interest expense	17.6	15.2
Par Life [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	111,036.4	137,161.4
Interest expense	29,795.5	42,018.3
Par Pension [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	1,846.5	3,009.7
Interest expense	962.1	1,149.7
Group Non par Life [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	71,156.2	85,169.7
Interest expense	₨ 4,371.4	₨ 7,329.9